Long Term Debt (Details) - Schedule of long-term debt - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Long Term Debt [Abstract]
Senior Convertible Notes (at fair value)		$ 14,607,000	$ 17,305,000
Less: current maturities		(13,200,000)	(13,200,000)
Total long-term debt, less current portion	$ 1,576,457	$ 1,407,000	$ 4,105,000